Revenues - Disaggregation of revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total	$ 392,706	$ 339,549	$ 219,196
Time charters [Member]
Time charters (operating leases)	328,264	320,377	208,238
Bareboat charters [Member]
Bareboat charters (operating leases)	64,442	19,172	0
Voyage charters [Member]
Voyage charters	$ 0	$ 0	$ 10,958